NONCONTROLLING INTEREST (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
NONCONTROLLING INTEREST
Noncontrolling interests, Beginning Balance	¥ (24,936)	$ (3,416)	¥ (17,771)	$ (2,435)	¥ (13,015)	$ (1,783)
Net loss attributable to noncontrolling interests	218	30	7,427	1,017	4,633	635
Contributions from noncontrolling interests	(1,099)	(151)	(262)	(36)	(40)	(5)
Noncontrolling interests from consolidation since acquisition	(10,278)	(1,408)	0	0	163	22
Noncontrolling Interests, Ending Balance	¥ (13,777)	$ (1,887)	¥ (24,936)	$ (3,416)	¥ (17,771)	$ (2,435)